Loans Receivable, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Loans receivable, Credit period	1 year
Financing receivable, Nonaccrual, Net	¥ 1,900	¥ 4,100
Financing receivable, Credit loss, Expense reversal	194,272	97,658	¥ 94,160
Non accrual Loan Those Over Ninety Calendar Days Past Due Excluding Loans That Were Over Hundred And Eighty Days Past Due And Therefore Charged Off [Member]
Financing Receivable, Past Due [Line Items]
Financing receivable, Nonaccrual	53,600	¥ 36,600
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable interest income	¥ 0
Maximum [Member] | Loans Receivable [Member]
Financing Receivable, Past Due [Line Items]
Interest rate	36.00%
Minimum [Member]
Financing Receivable, Past Due [Line Items]
Financing receivable, Threshold period past due, Writeoff	180 days
Minimum [Member] | Loans Receivable [Member]
Financing Receivable, Past Due [Line Items]
Interest rate	20.00%